Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Taxes
Income before income taxes	$ 133,728	$ 102,610	$ 70,369
Canada
Income Taxes
Income before income taxes	49,158	36,312	31,307
United States
Income Taxes
Income before income taxes	51,268	32,338	26,072
Other countries
Income Taxes
Income before income taxes	$ 33,302	$ 33,960	$ 12,990